Organization and Reorganization (Tables)	6 Months Ended
Jun. 30, 2025
Organization and Reorganization [Abstract]
Schedule of Consolidated Financial Statements

The following combined financial information of the Group’s VIEs as of December 31, 2024 and June 30, 2025 and for the six months ended June 30, 2024 and 2025 were included in the accompanying condensed consolidated financial statements of the Group as follows:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
		(unaudited)
ASSETS
Current assets:
Cash and cash equivalents	1,178	75
Amount due from the subsidiaries of the Group	122,613	123,013
Other current assets	12,708	11,143
Total current assets	136,499	134,231
Non-current assets:
Long-term investments	6,096	5,936
Operating lease right-of-use assets	—	—
Total non-current assets	6,096	5,936
TOTAL ASSETS	142,595	140,167
Current liabilities:
Short term borrowings	19,734	14,634
Accounts payable	5,332	3,200
Advance from customers	8,371	9,434
Salary and welfare benefits payable	2,324	5,367
Other taxes payable	905	1,178
Short-term operating lease liabilities	—	—
Current portion of deferred revenue	798	72
Other current liabilities	10,868	38,779
Account due to subsidiaries of the Group	231,968	205,626
Total current liabilities	280,300	278,290
Long-term borrowings	10,000	10,000
Long-term operating lease liabilities	—	—
Non-current portion of deferred revenue	—	—
Total non-current liabilities	10,000	10,000
TOTAL LIABILITIES	290,300	288,290

	For the six months ended June 30,
	2024	2025
	RMB	RMB
Net revenues	15,360	21,521
Net loss	(15,250)	(1,589)
	For the six months ended June 30,
	2024	2025
	RMB	RMB
Net cash used in operating activities	(6,868)	(3)
Net cash generated from investing activities	—	—
Net cash generated from/(used in) financing activities	6,413	(1,100)
Net decrease in cash, cash equivalent and restricted cash	(455)	(1,103)